UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21831

Alternative Investment Partners Absolute Return Fund STS

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400
West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Kara Fricke, Esq.
Morgan Stanley Investment Management Inc.
1633 Broadway
New York, New York 10019

(Name and address of agent for service)

COPY TO:

Allison M. Fumai, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036-6797
(212) 698-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1. (a)	REPORTS TO STOCKHOLDERS.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVE INVESTMENT PARTNERSABSOLUTE RETURN FUND STS Consolidated Financial Statements (Unaudited) For the Period from January 1, 2025 to June 30, 2025

Unaudited financial statements for Alternative Investment Partners Absolute Return Fund for the period from January 1, 2025 to June 30, 2025 are attached to these consolidated financial statements and are an integral part thereof. Alternative Investment Partners Absolute Return Fund STS Consolidated Financial Statements (Unaudited) For the Period from January 1, 2025 to June 30, 2025 Contents Consolidated Financial Statements (Unaudited) Consolidated Statement of Assets and Liabilities.......................................................................... 1 Consolidated Statement of Operations.......................................................................................... 2 Consolidated Statements of Changes in Net Assets....................................................................... 3 Consolidated Statement of Cash Flows......................................................................................... 4 Notes to Consolidated Financial Statements.................................................................................. 5 Proxy Voting Policies and Procedures and Proxy Voting Record ................................................ 11 Quarterly Portfolio Schedule ...................................................................................................... 11

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund. 1 Alternative Investment Partners Absolute Return Fund STS Consolidated Statement of Assets and Liabilities (Unaudited) June 30, 2025 Assets Investment in Alternative Investment Partners Absolute Return Fund, at fair value $ 171,487,637 Cash 1,783,174 Repurchases receivable from Alternative Investment Partners Absolute Return Fund 7,570,560 Withholding tax credit 251,935 Total assets 181,093,306 Liabilities Payable for share repurchases 7,570,560 Due to Alternative Investment Partners Absolute Return Fund 1,580,809 Subscriptions received in advance 100,000 Accrued expenses and other liabilities 143,062 Total liabilities 9,394,431 Net assets $ 171,698,875 Net assets consist of: Net capital $ 18,393,049 Total distributable earnings (loss) 153,305,826 Net assets $ 171,698,875 Net asset value per share: 73,866.656 shares issued and outstanding, no par value, 1,000,000 registered shares $ 2,324.44 Maximum offering price per share ($2,324.44 plus sales load of 3% of net asset value per share) $ 2,394.17

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund. 2 Alternative Investment Partners Absolute Return Fund STS Consolidated Statement of Operations (Unaudited) For the Period from January 1, 2025 to June 30, 2025 Net investment income (loss) allocated from Alternative Investment Partners Absolute Return Fund Dividend income $ 72,469 Expenses (2,809,897) Net investment income (loss) allocated from Alternative Investment Partners Absolute Return Fund (2,737,428) Fund expenses Withholding taxes 531,771 Professional fees 132,963 Printing fees 37,831 Transfer agent fees 36,703 Registration fees 18,178 Custody fees 915 Trustees’ fees 857 Other 2,250 Total fund expenses 761,468 Net investment income (loss) (3,498,896) Realized and unrealized gain (loss) from investments allocated from Alternative Investment Partners Absolute Return Fund Net realized gain (loss) from: Investments in investment funds 8,180,702 Net realized gain (loss) from investments 8,180,702 Net change in unrealized appreciation/depreciation on: Investments in investment funds 5,170,347 Net change in unrealized appreciation/depreciation on investments 5,170,347 Net realized and unrealized gain (loss) from investments allocated from Alternative Investment Partners Absolute Return Fund 13,351,049 Net increase (decrease) in net assets resulting from operations $ 9,852,153

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund. 3 Alternative Investment Partners Absolute Return Fund STS Consolidated Statements of Changes in Net Assets (Unaudited) For the Period from January 1, 2025 to June 30, 2025 For the year ended December 31, 2024 Net increase (decrease) in net assets resulting from operations: Net investment income (loss) $ (8,518,093) Net realized gain (loss) from investments 11,650,213 Net change in unrealized appreciation/depreciation on investments 14,702,490 Net increase (decrease) in net assets resulting from operations 17,834,610 Shareholder transactions: Subscriptions (representing 440.407 shares) 925,000 Repurchases (representing 9,286.263 shares) (19,644,156) Net increase (decrease) in net assets from shareholder transactions (18,719,156) Total increase (decrease) in net assets (884,546) Net assets, beginning of year (representing 87,783.074 shares) 174,424,748 Net assets, end of year (representing 78,937.218 shares) $ 173,540,202 For the period from January 1, 2025 to June 30, 2025 Net increase (decrease) in net assets resulting from operations: Net investment income (loss) $ (3,498,896) Net realized gain (loss) from investments 8,180,702 Net change in unrealized appreciation/depreciation on investments 5,170,347 Net increase (decrease) in net assets resulting from operations 9,852,153 Shareholder transactions: Subscriptions (representing 184.659 shares) 420,000 Repurchases (representing 5,255.221 shares) (12,113,480) Net increase (decrease) in net assets from shareholder transactions (11,693,480) Total increase (decrease) in net assets (1,841,327) Net assets, beginning of period (representing 78,937.218 shares) 173,540,202 Net assets, end of period (representing 73,866.656 shares) $ 171,698,875

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund. 4 Alternative Investment Partners Absolute Return Fund STS Consolidated Statement of Cash Flows (Unaudited) For the Period from January 1, 2025 to June 30, 2025 Cash flows from operating activities Net increase (decrease) in net assets resulting from operations $ 9,852,153 Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: Net investment (income) loss allocated from Alternative Investment Partners Absolute Return Fund 2,737,428 Net realized (gain) loss from investment funds allocated from Alternative Investment Partners Absolute Return Fund (8,180,702) Net change in unrealized (appreciation) depreciation on investment funds allocated from Alternative Investment Partners Absolute Return Fund (5,170,347) Purchase of investments in Alternative Investment Partners Absolute Return Fund (420,000) Proceeds from sales of investments in Alternative Investment Partners Absolute Return Fund 12,338,480 (Increase) decrease in repurchases receivable from Alternative Investment Partners Absolute Return Fund (4,764,215) Increase (decrease) in due to Alternative Investment Partners Absolute Return Fund 531,771 Increase (decrease) in accrued expenses and other liabilities 16,917 Net cash provided by (used in) operating activities 6,941,485 Cash flows from financing activities Subscriptions 420,000 Repurchases (12,113,480) Increase (decrease) in subscriptions received in advance 100,000 Increase (decrease) in payable for share repurchases 4,989,215 Net cash provided by (used in) financing activities (6,604,265) Net change in cash 337,220 Cash at beginning of period 1,445,954 Cash at end of period $ 1,783,174

Alternative Investment Partners Absolute Return Fund STS Notes to Consolidated Financial Statements (Unaudited) June 30, 2025 See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund. 5 1. Organization and Consolidation Alternative Investment Partners Absolute Return Fund STS (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on October 31, 2005. The Fund commenced operations on September 1, 2006 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law. The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in AIP Absolute Return Fund LDC (the “Offshore Fund”), a Cayman Islands limited duration company, which in turn invests substantially all of its assets in Alternative Investment Partners Absolute Return Fund (the “Master Fund”). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act, as a closed-end, non-diversified, management investment company. Morgan Stanley AIP GP LP serves as the Master Fund’s investment adviser (the “Investment Adviser”). The Investment Adviser is an affiliate of Morgan Stanley and is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended and as a commodity trading adviser and a commodity pool operator with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”). The Fund and the Offshore Fund have the same investment objective as the Master Fund. The Master Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party investment managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt, and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Master Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions such as total return swaps, options, and futures. The Fund consolidates the Offshore Fund, a wholly-owned subsidiary, and has included all of the assets and liabilities and revenues and expenses of the Offshore Fund in the accompanying financial statements. Intercompany balances have been eliminated through consolidation. As of June 30, 2025, the Fund had a 60.46% indirect ownership interest in the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s consolidated financial statements. The Fund has a Board of Trustees (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board (the “Trustees”) are not “interested persons” (as defined by the 1940 Act) of the Fund or the Investment Adviser. The same Trustees also serve as the Master Fund’s Board of Trustees.

Alternative Investment Partners Absolute Return Fund STS Notes to Consolidated Financial Statements (Unaudited) (continued) See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund. 6 2. Significant Accounting Policies The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its consolidated financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”, for the purpose of financial reporting. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund’s financial statements are stated in United States dollars. Investment in the Fund The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, 1,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for public offering of Shares was September 1, 2006. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and have been continuously offered thereafter for purchase as of the first day of each calendar month at the Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”), some of which are affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares. Shares may also be purchased through any registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other managed asset program by such RIA. Shares are sold only to certain special tax status investors (“Shareholders”), namely tax-exempt and tax-deferred investors. These investors also must represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The Distributor or any Selling Agent or RIA may impose additional eligibility requirements for investors who purchase Shares through the Distributor or such Selling Agent or RIA. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum additional investment in the Fund by any Shareholder is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor, a Selling Agent or a RIA. The Distributor and Selling Agents may charge Shareholders a sales load of up to 3% of the Shareholder’s purchase. The Distributor or a Selling Agent may, in its discretion, waive the sales load for certain investors. In addition, purchasers of Shares in conjunction with certain “wrap” fee, asset allocation or other managed asset programs sponsored by an investment adviser, including an affiliate of the Adviser, or Morgan Stanley and its affiliates (including the Adviser) and the directors, partners, principals, officers and employees of Morgan Stanley and its affiliates may not be charged a sales load by the Distributor or Selling Agent.

Alternative Investment Partners Absolute Return Fund STS Notes to Consolidated Financial Statements (Unaudited) (continued) See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund. 7 2. Significant Accounting Policies (continued) Investment in the Fund (continued) The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders. Any offer to repurchase Shares by the Fund is only made to Shareholders at the same times as, and in parallel with, each repurchase offer made by the Master Fund to its investors, including, indirectly, the Fund. Each such repurchase offer made by the Master Fund will generally apply to up to 15% of the net assets of the Master Fund. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that it will recommend to the Board that the Fund offers to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30, and December 31. In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Master Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Master Fund has received at least 90% of the aggregate amount withdrawn by the Master Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited consolidated financial statements. As of June 30, 2025, the total of all Shareholders’ Holdback Amounts was $195,241 which includes any Holdback Amount for repurchases as of June 30, 2025, and is included in payable for share repurchases in the Consolidated Statement of Assets and Liabilities. Investment in the Master Fund The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate indirect interest in the net assets of the Master Fund as of June 30, 2025. Valuation of Investment Funds and other investments held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes to the Master Fund’s financial statements. The Fund records its pro rata share of the Master Fund’s income, expenses, and realized and unrealized gains and losses. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these consolidated financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund. Short-Term Investments Short-term investments are invested in a money market fund. Investments in money market funds are valued at fair value using the net asset value as the price. As of June 30, 2025, the fund didn’t hold short-term investments.

Alternative Investment Partners Absolute Return Fund STS Notes to Consolidated Financial Statements (Unaudited) (continued) See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund. 8 2. Significant Accounting Policies (continued) Cash The Fund may maintain cash held on deposit at one or more financial institutions. The Fund is subject to credit risk should a financial institution be unable to fulfill its obligations. Income Recognition and Expenses The Fund recognizes income and expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. The Fund accrues its own expenses. The Fund does not pay the Adviser a management fee. As an indirect holder of shares in the Master Fund, however, the Fund does bear its allocable portion (based on the net asset value of the Master Fund attributable to the Fund) of the expenses of the Master Fund, including the management fee paid to the Investment Adviser and shareholder servicing fees paid to the Distributor as described in the Master Fund’s financial statements. Please refer to the attached financial statements of the Master Fund for a discussion of the computation of the management fee and shareholder servicing fee. Included in expenses allocated from the Master Fund in the Consolidated Statement of Operations is $892,626 and $665,983, which are the Fund’s proportionate share of management fees and shareholder servicing fees, respectively, incurred by the Master Fund for the period from January 1, 2025 to June 30, 2025. Third-Party Service Providers State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. State Street also serves as the Fund’s custodian. UMB Fund Services, Inc. serves as the Funds transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account changes, and out-of-pocket expenses incurred by the transfer agent on the Fund’s behalf. Income and Withholding Taxes The Fund expects to be treated as a partnership for U.S. federal income tax purposes. No provision for federal, state, or local income taxes is required in the consolidated financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Shareholders is to include its respective share of the Fund’s realized profits or losses in its individual tax returns. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Master Fund is required to withhold up to 30% U.S. tax from U.S. source dividends and 21% (33% for non-corporate, non-U.S. investors) U.S. tax from effectively connected income allocable to its non-U.S. investors and remit those amounts to the U.S. internal Revenue Service on behalf of the non-U.S. investors. If the Master Fund incurs a withholding tax or other tax obligation with respect to the share of the Master Fund’s income allocable to any Shareholder, then the Master Fund, without limitation of any other rights of the Fund, will cause a Share repurchase from the Master Fund in the amount of the tax obligation. The amount of the tax obligation attributable to the Fund will be treated as an expense by the Fund.

Alternative Investment Partners Absolute Return Fund STS Notes to Consolidated Financial Statements (Unaudited) (continued) See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund. 9 2. Significant Accounting Policies (continued) Income and Withholding Taxes (continued) For the period from January 1, 2025 to June 30, 2025, the Master Fund recorded an estimated tax withholding amount of $531,771 related to the Fund’s share of withholding taxes, which is included in the Fund’s Consolidated Statement of Operations. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements as of June 30, 2025. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Consolidated Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by certain relevant taxing authorities. 3. Market Risk The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Investments in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell investments and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate pre-existing risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

ALTERNATIVE INVESTMENT PARTNERS Morgan Stanley

Alternative Investment Partners Absolute Return Fund STS
Notes to Consolidated Financial Statements (Unaudited) (continued)

4. Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5. Financial Highlights

The following represents per Share data, ratios to average net assets, and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year.

	For the Period from January 1, 2025 to June 30, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
For a Share outstanding throughout the period:					
Net asset value, beginning of period	$ 2,198.46	$ 1,987.00	$ 1,878.91	$ 1,783.03	$ 1,692.95
Net investment income (loss) (a)	(44.84)	(101.89)	(76.95)	(60.67)	(47.91)
Net realized and unrealized gain (loss) from investments	170.82	313.35	185.04	156.55	137.99
Net increase (decrease) resulting from operations	125.98	211.46	108.09	95.88	90.08
Net asset value, end of period	$ 2,324.44	$ 2,198.46	$ 1,987.00	$ 1,878.91	$ 1,783.03
Total return (b)	5.73%	10.64%	5.75%	5.38%	5.32%
Ratio of total expenses (c)	2.00%	4.90%	4.08%	3.36%	2.79%
Ratio of net investment income (loss) (d)	(1.96%)	(4.83%)	(4.00%)	(3.34%)	(2.78%)
Portfolio turnover (e)	0%	9%	19%	25%	11%
Net assets, end of period (000s)	$ 171,699	$ 173,540	$ 174,425	$ 175,774	$ 178,916

(a) Calculated based on the average shares outstanding methodology.
(b) Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period indicated, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.
(c) Includes expenses allocated from the Master Fund.
(d) Includes income and expenses allocated from the Master Fund.
(e) The portfolio turnover rate reflects investment activity of the Master Fund.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder's return and ratios may vary from these returns and ratios due to the timing of Share transactions and withholding tax allocation, as applicable.

6. Subsequent Events

Unless otherwise stated throughout the Notes to Consolidated Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the consolidated financial statements through the date that the financial statements were available to be issued.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

10

11 Alternative Investment Partners Absolute Return Fund STS Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited) If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov. Quarterly Portfolio Schedule (Unaudited) The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov. and Morgan Stanley’s public website, www.morganstanley.com/im/shareholderreports. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

12 Alternative Investment Partners Absolute Return Fund 100 Front Street, Suite 400 West Conshohocken, PA 19428 Trustees W. Allen Reed, Chair of the Board and Trustee Frank L. Bowman Frances L. Cashman Kathleen A. Dennis Nancy C. Everett Eddie A. Grier Richard G. Gould Jakki L. Haussler Dr. Manual H. Johnson Michael F. Klein Patricia A. Maleski Officers John H. Gernon, President and Principal Executive Officer Christopher Auffenberg, Vice President Michael J. Key, Vice President Deidre A. Downes, Chief Compliance Officer Francis J.Smith, Treasurer and Principal Financial Officer Mary E. Mullin, Secretary Investment Adviser Morgan Stanley AIP GP LP 100 Front Street, Suite 400 West Conshohocken, PA 19428 Administrator, Custodian, Fund Accounting Agent and Escrow Agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 Transfer Agent UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212 Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, MA 02116 Legal Counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036 Counsel to the Independent Trustees Morgan, Lewis and Bockius LLP One State Street Hartford, CT 06103

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND Financial Statements (Unaudited) For the Period from January 1, 2025 to June 30, 2025

Alternative Investment Partners Absolute Return Fund Financial Statements (Unaudited) For the Period from January 1, 2025 to June 30, 2025 Contents Financial Statements (Unaudited) Statement of Assets and Liabilities 1 Statement of Operations 2 Statements of Changes in Net Assets 3 Statement of Cash Flows 4 Schedule of Investments 5 Notes to Financial Statements 11 Investment Advisory Agreement Approval 24 Proxy Voting Policies and Procedures and Proxy Voting Record 27 Quarterly Portfolio Schedule 27

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 1 Alternative Investment Partners Absolute Return Fund Statement of Assets and Liabilities (Unaudited) June 30, 2025 Assets Investment in investment funds, at fair value (cost $186,431,398) $ 333,560,459 Direct investment, at fair value (cost $2,451,258) 2,393,906 Short-term investments (cost $4,873,303) 4,873,303 Cash 255,159 Receivable for investments sold 15,293,349 Due from Alternative Investment Partners Absolute Return Fund STS 1,580,809 Withholding tax credit 32,731 Other assets 32,507 Total assets 358,022,223 Liabilities Line of credit payable 57,271,267 Payable for share repurchases 10,972,325 Management fees payable 2,211,239 Shareholder servicing fees payable 1,649,625 Withholding tax payable 1,635,685 Interest payable 286,420 Transfer agent fees payable 14,137 Accrued expenses and other liabilities 320,331 Total liabilities 74,361,029 Net assets $ 283,661,194 Net assets consist of: Net capital $ - Total distributable earnings (loss)* 283,661,194 Net assets $ 283,661,194 Net asset value per share: 104,032.169 shares issued and outstanding, no par value, 1,500,000 registered shares $ 2,726.67 Maximum offering price per share ($2,726.67 plus sales load of 3% of net asset value per share) $ 2,808.47 * Net Capital distributions in excess of Opening Net Capital balance is adjusted with Distributable earnings.

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 2 Alternative Investment Partners Absolute Return Fund Statement of Operations (Unaudited) For the Period from January 1, 2025 to June 30, 2025 Investment income Dividend income $ 120,433 Expenses Interest expense 1,639,218 Management fees 1,482,889 Shareholder servicing fees 1,106,378 Professional fees 212,606 Accounting and administration fees 91,349 Registration fees 43,175 Custody fees 39,530 Transfer agent fees 19,722 Director fees 5,490 Other 27,620 Total expenses 4,667,977 Net investment income (loss) (4,547,544) Realized and unrealized gain (loss) from investments Net realized gain (loss) from: Investments in investment funds 13,600,252 Direct investment (7,636) Net realized gain (loss) from investments 13,592,616 Net change in unrealized appreciation/depreciation on: Investments in investment funds 8,687,476 Direct investment (57,352) Net change in unrealized appreciation/depreciation on investments 8,630,124 Net realized and unrealized gain (loss) from investments 22,222,740 Net increase (decrease) in net assets resulting from operations $ 17,675,196

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 3 Alternative Investment Partners Absolute Return Fund Statements of Changes in Net Assets (Unaudited) For the year ended December 31, 2024 Net increase (decrease) in net assets resulting from operations: Net investment income (loss) $ (9,796,273) Net realized gain (loss) from investments 19,616,898 Net change in unrealized appreciation/depreciation on investments 24,724,930 Net increase (decrease) in net assets resulting from operations 34,545,555 Shareholder transactions Subscriptions (representing 578.852 shares) 1,407,638 Repurchases (representing 15,365.479 shares) (37,618,605) Net increase (decrease) in net assets from shareholder transactions (36,210,967) Total increase (decrease) in net assets (1,665,412) Net assets, beginning of year (representing 127,772.707 shares) 291,743,927 Net assets, end of year (representing 112,986.080 shares) $ 290,078,515 Net increase (decrease) in net assets resulting from operations: Net investment income (loss) $ (4,547,544) Net realized gain (loss) from investments 13,592,616 Net change in unrealized appreciation/depreciation on investments 8,630,124 Net increase (decrease) in net assets resulting from operations 17,675,196 Shareholder transactions Subscriptions (representing 421.720 shares) 1,115,515 Repurchases (representing 9,375.631 shares) (25,208,032) Net increase (decrease) in net assets from shareholder transactions (24,092,517) Total increase (decrease) in net assets (6,417,321) Net assets, beginning of period (representing 112,986.080 shares) 290,078,515 Net assets, end of period (representing 104,032.169 shares) $ 283,661,194 For the period from January 1, 2025 to June 30, 2025

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 4 Alternative Investment Partners Absolute Return Fund Statement of Cash Flows (Unaudited) For the Period from January 1, 2025 to June 30, 2025 Cash flows from operating activities Net increase (decrease) in net assets resulting from operations $ 17,675,196 Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: Net realized (gain) loss from investments in investment funds (13,600,252) Net realized (gain) loss from direct investment 7,636 Net change in unrealized (appreciation) depreciation on investments in investment funds (8,687,476) Net change in unrealized (appreciation) depreciation on direct investment 57,352 Proceeds from sale of investments in investment funds 23,333,809 Proceeds from sale of direct investment 331,155 Net (purchase) sales/maturities of short-term investments (2,901,584) (Increase) decrease in receivable for investments sold 1,676,218 (Increase) decrease in due from Alternative Investment Partners Absolute Return Fund STS (531,771) (Increase) decrease in other assets 1,384 Increase (decrease) in management fees payable 508,602 Increase (decrease) in shareholder servicing fees payable 380,920 Increase (decrease) in withholding tax payable 531,771 Increase (decrease) in interest payable 286,420 Increase (decrease) in transfer agent fees payable 5,997 Increase (decrease) in accrued expenses and other liabilities (2,961) Net cash provided by (used in) operating activities 19,072,416 Cash flows from financing activities Proceeds from advances on line of credit 11,000,000 Repayments of advances on line of credit (17,500,000) Subscriptions 1,115,515 Repurchases (25,208,032) Increase (decrease) in payable for share repurchases 4,889,265 Net cash provided by (used in) financing activities (25,703,252) Net change in cash (6,630,836) Cash at beginning of period 6,885,995 Cash at end of period $ 255,159 Supplemental disclosure of non-cash flow information: Distributions of in-kind securities received from investment funds $ 2,790,049 Supplemental disclosure of cash flow information: Cash paid during the period for interest $ 1,352,798

ALTERNATIVE INVESTMENT PARTNERS

Morgan Stanley

Alternative Investment Partners Absolute Return Fund
Schedule of Investments (Unaudited)
June 30, 2025

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Portfolio Investments						
Investments in Investment Funds						
Commodity Trading Advisors - Managed Futures						
Squarepoint Core US Feeder LP	7/1/2020	$ 18,500,000	$ 27,899,494	9.84 %	10/31/2025	Monthly
Total Commodity Trading Advisors - Managed Futures		18,500,000	27,899,494	9.84		
Distressed						
Cerberus Partners, LP	11/1/2009	1,191,862	5,766,099	2.03	(a)	(a)
Cerberus SPV, LLC	11/1/2009	736,311	4,853,575	1.71	(a)	(a)
Total Distressed		1,928,173	10,619,674	3.74		
Equity Long/Short - High Hedge						
Alyeska Fund LP	6/1/2022	14,250,000	20,904,336	7.37	9/30/2025	Monthly
Calibrate Fund Limited	5/1/2024	10,400,000	12,955,650	4.57	7/31/2025	Monthly
Holocene Advisors Fund LP	4/1/2017	9,212,119	21,567,976	7.60	9/30/2025	Quarterly
North Reef Capital LP	11/1/2022	8,204,328	10,040,779	3.54	9/30/2025	Quarterly
Total Equity Long/Short - High Hedge		42,066,447	65,468,741	23.08		
Equity Long/Short - Opportunistic						
Axon Partners, LP	10/1/2007	4,310,455	1,375,166	0.49	(a)	(a)
Viking Global Equities LP	7/1/2023	13,425,000	16,481,066	5.80	6/30/2026	Annually
Total Equity Long/Short - Opportunistic		17,735,455	17,856,232	6.29		

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

5

ALTERNATIVE INVESTMENT PARTNERS

Morgan Stanley

Alternative Investment Partners Absolute Return Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2025

Description	First Acquisition Date		Cost		Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Portfolio Investments (continued)								
Investments in Investment Funds (continued)								
Event Driven Credit								
FourSixThree Domestic Fund, LLC	8/1/2023	$	10,000,000	$	12,095,512	4.26 %	9/30/2025	Quarterly
Olympus Peak Onshore LP	8/1/2020		698,463		806,449	0.29	9/30/2025	Quarterly
Total Event Driven Credit			10,698,463		12,901,961	4.55		
Fixed Income Arbitrage								
Elan Feeder Fund Ltd.	12/1/2023		6,433,749		7,196,040	2.54	8/31/2025	Monthly
LMR Alpha Rates Trading Fund Ltd.	8/1/2022		7,909,870		10,251,753	3.61	9/30/2025	Quarterly
Total Fixed Income Arbitrage			14,343,619		17,447,793	6.15		
Macro								
Broad Reach (US) Fund LP	2/1/2020		6,536,665		13,314,083	4.69	9/30/2025	Quarterly
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006		4,174,287		25,571,265	9.02	9/30/2025	Quarterly
Total Macro			10,710,952		38,885,348	13.71		
Multi-Strategy								
Eisler Capital Multi Strategy Fund LP	2/1/2024		13,650,000		13,817,634	4.87	9/30/2025	Quarterly
Magnetar Capital Fund LP	1/1/2008		51,324		128,330	0.05	(a)	(a)
QVT SLV Onshore Ltd.[(c)]	3/1/2012		113,939		239,489	0.08	(a)	(a)
Total Multi-Strategy			13,815,263		14,185,453	5.00		

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

6

ALTERNATIVE INVESTMENT PARTNERS

Morgan Stanley

Alternative Investment Partners Absolute Return Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2025

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Portfolio Investments (continued)						
Investments in Investment Funds (continued)						
Other Directional						
BCIM Credit Opportunities, LP [b]	10/1/2014	$ 169,335	$ 766,320	0.27 %	(a)	(a)
Burford Alternative Income Fund LP [b]	12/19/2018	141,846	2,673,191	0.94	(a)	(a)
Burford Alternative Income Fund II LP [b]	7/1/2022	283,692	939,165	0.33	(a)	(a)
Total Other Directional		594,873	4,378,676	1.54		
Statistical Arbitrage						
Aquatic Argo Fund LP	11/1/2023	8,500,000	8,769,607	3.09	(a)	(a)
D.E. Shaw Valence Fund, L.L.C.	1/1/2015	8,162,177	38,701,784	13.64	9/30/2025	Quarterly
Squarepoint Focus US Feeder LP	9/1/2019	12,190,000	25,521,884	9.00	10/31/2025	Monthly
Torus Feeder 2 LP	5/1/2022	13,911,116	26,546,990	9.36	9/30/2025	Monthly
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	4,462,181	12,719,041	4.49	9/30/2025	Quarterly
Voloridge Fund, LP	11/1/2020	8,812,679	11,657,781	4.11	7/31/2025	Monthly
Total Statistical Arbitrage		56,038,153	123,917,087	43.69		
Total Investments in Investment Funds		$ 186,431,398	$ 333,560,459	117.59 %		
Direct Investment						
Common Stock						
United States						
Consumer, Non-cyclical						
Roivant Sciences Ltd (Shares: 212,414)	6/25/2025	$ 2,451,258	$ 2,393,906	0.84 %		
Total Direct Investment		$ 2,451,258	$ 2,393,906	0.84 %		

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

7

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 8 Alternative Investment Partners Absolute Return Fund Schedule of Investments (Unaudited) (continued) June 30, 2025 Next First Percent Available Acquisition Fair of Net Redemption Description Date Cost Value Assets Date* Liquidity** Portfolio Investments (continued) Short-Term Investments State Street Institutional U.S. Government Money Market Fund - Premier Class 2.14% $ 4,873,303 $ 4,873,303 1.72 % Total Short-Term Investments $ 4,873,303 $ 4,873,303 1.72 % Total Portfolio Investments $ 193,755,959 340,827,668 120.15 Liabilities in excess of Other Assets (57,166,474) (20.15) Total Net Assets $ 283,661,194 100.00 % Detailed information about all of the Investment Funds’ portfolios is not available. Investment Funds are non-income producing. * Investments in Investment Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2025 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Investment Funds may be subject to fees. ** Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms. (a) A portion or all of the Fund's interests in the Investment Fund have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund is able to liquidate underlying investments. (b) The Investment Fund contains capital commitments. The general partner of the Investment Fund may call or distribute capital on a periodic basis. (c) Fair value was determined by using significant unobservable inputs.

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 9 Alternative Investment Partners Absolute Return Fund Schedule of Investments (Unaudited) (continued) June 30, 2025 The following table summarizes the initial commitment and unfunded amounts of the Investment Funds as of June 30, 2025, aggregated by investment strategy: Investment Funds Other Directional BCIM Credit Opportunities, LP $ 14,400,000 $ 11,847,410 Burford Alternative Income Fund LP $ 9,900,000 $ 4,274,796 Burford Alternative Income Fund II LP $ 7,000,000 $ 6,716,308 Commitments Unfunded This represents a contingent liability, an amount the Investment Fund may call capital for in the future.

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 10 Alternative Investment Partners Absolute Return Fund Schedule of Investments (Unaudited) (continued) June 30, 2025 Strategy Allocation Investments in Investment Funds Statistical Arbitrage 43.69 % Equity Long/Short - High Hedge 23.08 Macro 13.71 Commodity Trading Advisors - Managed Futures 9.84 Equity Long/Short - Opportunistic 6.29 Fixed Income Arbitrage 6.15 Multi-Strategy 5.00 Event Driven Credit 4.55 Distressed 3.74 Other Directional 1.54 Direct Investment 0.84 Short-Term Investments 1.72 Total Portfolio Investments 120.15 % Percent of Net Assets

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) June 30, 2025 11 1. Organization Alternative Investment Partners Absolute Return Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on May 12, 2005. The Fund commenced operations on January 1, 2006 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party investment managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt, and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options, and futures. Morgan Stanley Alternative Investment Partners LP serves as the Fund’s “Special Shareholder”. The Special Shareholder shall make such contributions to the capital of the Fund from time to time and has appointed a partnership representative for the Fund, which is treated as a partnership for U.S. federal income tax purposes. Morgan Stanley AIP GP LP serves as the Fund’s investment adviser (the “Investment Adviser”). The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Investment Adviser is an affiliate of Morgan Stanley. The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”), and as a commodity trading adviser and a commodity pool operator with the Commodity Futures Trading Commission and the National Futures Association. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law. The Fund is a “Master” fund in a “Master-Feeder” structure whereby the feeder fund invests substantially all of its assets in the Fund. As of June 30, 2025, Alternative Investment Partners Absolute Return Fund STS, an indirect feeder fund to the Fund, represented 60.46% of the Fund’s net assets. The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. None of the members of the Board are “interested persons” (as defined by the 1940 Act) of the Fund or the Investment Adviser. The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, 1,500,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for public offering of Shares was July 1, 2006. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and have been continuously offered thereafter for purchase as of the first day of each calendar month at the

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 12 1. Organization (continued) Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”), some of which are affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares. Shares may also be purchased through any registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other management asset program by such RIA. Shares are sold only to investors (“Shareholders”) that represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum additional investment in the Fund by any Shareholder is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor, a Selling Agent or a RIA. The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply to up to 15% of the net assets of the Fund. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offers to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31. In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2025, the Holdback Amount was $423,428, which included any Holdback Amount for repurchases as of June 30, 2025 and was included in payable for share repurchases in the Statement of Assets and Liabilities. 2. Significant Accounting Policies The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”, for the purpose of financial reporting. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund’s financial statements are stated in United States dollars.

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 13 2. Significant Accounting Policies (continued) Portfolio Valuation The net asset value of the Fund is determined as of the close of business on the last business day at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. As of June 30, 2025, 97.87% of the Fund’s portfolio was comprised of investments in Investment Funds, 0.70% was invested in Direct Investment and 1.43% was invested in Short-Term Investments. Pursuant to Rule 2a-5 of the Act, the Board had designated the Adviser as its valuation designee. The valuation designee had responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Board. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. Some of the Investment Funds may hold a portion of their assets in “side pockets”, which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket as reported by the Investment Fund’s investment manager. At June 30, 2025, $1,503,496 of the Fund’s capital was invested in side pockets maintained by the Investment Funds. The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 14 2. Significant Accounting Policies (continued) Portfolio Valuation (continued) Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available. Direct Investments Common stock, preferred stock, and equity or debt securities (“Direct Investments”) listed or traded on a securities exchange are valued at the last known price on that exchange on or prior to the valuation date. When quoted prices are not available, fair value is determined based on other valuation approaches as determined by the Adviser in conjunction with the Valuation Committee. The changes in Direct Investments’ fair values are included in net change in unrealized appreciation/depreciation on direct investments in the Statement of Operations. Realized gain (loss) from direct investments is calculated using specific identification. Short-Term Investments Short-term investments are invested in a money market fund. Investments in money market funds are valued at fair value using the net asset value as the price. Cash The Fund may maintain cash held on deposit at one or more financial institutions. The Fund is subject to credit risk should a financial institution be unable to fulfill its obligations.

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 15 2. Significant Accounting Policies (continued) Income Recognition and Expenses The Fund recognizes income and expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. The changes in Investment Funds’ fair values are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Realized gain (loss) from investments in Investment Funds is calculated using specific identification. Income and Withholding Taxes No provision for federal, state, or local income taxes is required in the financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Shareholders and Special Shareholder is to include its respective share of the Fund’s realized profits or losses in its individual tax returns. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund expects to be treated as a partnership for U.S. federal income tax purposes. The Fund is required to withhold up to 30% U.S. tax from U.S. source dividends and 21% (37% for non-corporate, non-U.S. investors) U.S. tax from effectively connected income allocable to its non-U.S. investors and remit those amounts to the U.S. Internal Revenue Service on behalf of the non-U.S. investors. The rate of withholding is generally the rate at which the particular non-U.S. Shareholder is subject to U.S. federal income tax. The non-U.S. Shareholders are obligated to indemnify the Fund for any taxes that the Fund is required to withhold as well as any interest or penalties. Withholding taxes result in a repurchase of Shares from the Fund for any non-U.S. Shareholders who incur the withholding. For the period from January 1, 2025 to June 30, 2025, the Fund recorded an estimated tax withholding amount of $531,771 which is included in repurchases in the Statements of Changes in Net Assets. The Special Shareholder made no contributions to the capital of the Fund for U.S. Federal income tax purposes during this period. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2025. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by certain relevant taxing authorities. 3. Financial Instruments with Off-Balance Sheet Risk In the normal course of business, the Investment Funds in which the Fund invests may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in each Investment Fund is limited to the value of the Fund’s interest in each Investment Fund as reported by the Fund.

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 16 4. Fair Value of Financial Instruments The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below: • Level 1 – quoted prices in active markets for identical investments • Level 2 – other significant observable inputs (including quoted prices for similar investments), or short-term investments that are valued at amortized cost • Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 17 4. Fair Value of Financial Instruments (continued) The following is a summary of the inputs used for investment tranches as of June 30, 2025 in valuing the Fund’s investments carried at fair value: Investments measured Portfolio Investments Level 1 Level 2 Level 3 at NAV* Total Investments in Investment Funds Commodity Trading Advisors - Managed Futures $ - $ - $ - $ 27,899,494 $ 27,899,494 Distressed - - - 10,619,674 10,619,674 Equity Long/Short - High Hedge - - - 65,468,741 65,468,741 Equity Long/Short - Opportunistic - - - 17,856,232 17,856,232 Event Driven Credit - - - 12,901,961 12,901,961 Fixed Income Arbitrage - - - 17,447,793 17,447,793 Macro - - - 38,885,348 38,885,348 Multi-Strategy - - 239,489 13,945,964 14,185,453 Other Directional - - - 4,378,676 4,378,676 Statistical Arbitrage - - - 123,917,087 123,917,087 Total Investments in Investment Funds $ - $ - $ 239,489 $ 333,320,970 $ 333,560,459 Direct Investment Common Stock $ 2,393,906 $ - $ - $ - $ 2,393,906 Short-Term Investments 4,873,303 - - - 4,873,303 Total Portfolio Investments $ 7,267,209 $ - $ 239,489 $ 333,320,970 $ 340,827,668 *All investments that are measured at fair value using the NAV (or its equivalent) as the practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this column are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Financial Condition. The following is a reconciliation of Level 3 investment tranches for the period ended June 30, 2025: Balance, Transfers Transfers Sales/ Net realized Net change in unrealized Balance, Investment Funds January 1, 2025 into Level 3 out of Level 3 Purchases Distributions gain (loss) appreciation/depreciation June 30, 2025 Multi-Strategy $ 200,652 $ - $ - $ - $ - $ - $ 38,837 $ 239,489 Private Placement 2,699,178 - - - (2,764,589) 2,501,912 (2,436,501) - Total Investment Funds $ 2,899,830 $ - $ - $ - $ (2,764,589) $ 2,501,912 $ (2,397,664) $ 239,489 The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of June 30, 2025. Fair Value at 6/30/2025 Valuation technique(s) Unobservable input Range (weighted average) Investment Funds Multi-Strategy $ 239,489 Market approach Discount for lack of marketability 10% Total Investment Funds $ 239,489

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 18 5. Investments in Investment Funds The following table summarizes the fair value and liquidity terms of the Investment Funds as of June 30, 2025, aggregated by investment strategy: Redemption Redemption Frequency Notice Period Investments in Investment Funds (if applicable) (if applicable) Commodity Trading Advisors - Managed Futures (a) $ 27,899,494 Monthly 65 days Distressed (b) 10,619,674 Not Applicable Not Applicable Equity Long/Short - High Hedge (c) 65,468,741 Monthly to Quarterly 5-90 days Equity Long/Short - Opportunistic (d) 17,856,232 Annually 45 days Event Driven Credit (e) 12,901,961 Quarterly 90 days Fixed Income Arbitrage (f) 17,447,793 Monthly to Quarterly 45-90 days Macro (g) 38,885,348 Quarterly 75-90 days Multi-Strategy (h) 14,185,453 Quarterly 60 days Other Directional (i) 4,378,676 Not Applicable Not Applicable Statistical Arbitrage (j) 123,917,087 Monthly to Quarterly 30-90 days Total Investments in Investment Funds $ 333,560,459 Fair Value (a) Investment Funds in this strategy invest in a variety of futures contracts, including currencies, interest rates, stocks, stock market indexes, derivatives, and commodities. These Investment Funds build quantitative models to price futures and then take long and short positions in the futures. (b) Investment Funds in this strategy invest in, and may sell short, the securities of companies where the security’s price have been, or is expected to be, affected by a distressed situation such as a bankruptcy or corporate restructuring. Investment Fund tranches representing 3.74% of the Fund’s net assets currently have restricted liquidity. The remaining restriction period for such Investment Fund tranches is uncertain. (c) Investment Funds in this strategy seek to profit by exploiting pricing inefficiencies between related equity securities, neutralizing exposure to market risk by combining long and short positions. (d) Investment Funds in this strategy consist of a core holding of long equities hedged at all times with short sales of stocks or stock index options. Some of the Investment Funds’ respective investment managers maintain a substantial portion of assets within a hedged structure and commonly employ leverage. Investment Fund tranches representing 0.49% of the Fund’s net assets currently have restricted liquidity. The remaining restriction period for such Investment Fund tranches is uncertain. (e) Investment Funds in this strategy invest in debt securities created by significant transactional events, such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, and recapitalizations. (f) The Investment Funds in this strategy seek to profit by exploiting pricing differences between related fixed income securities and their derivatives, neutralizing exposure to market risk by combining long and short positions. (g) Investment Funds in this strategy invest by making leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange and physical commodities

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 19 5. Investments in Investment Funds (continued) (h) Investment Funds in this strategy seek to exploit pricing differentials between various issues of mortgage-related bonds. Investment Fund tranches representing 0.13% of the Fund’s net assets currently have restricted liquidity. The remaining restriction period for such Investment Fund tranches is uncertain. (i) Investment Funds in this strategy invest in a broad group of directional strategies, often with little hedging. Investment Fund tranches representing 1.54% of the Fund’s net assets currently have restricted liquidity. The remaining restriction period for such Investment Fund tranches is uncertain. (j) Investment Funds in this strategy profit from temporary pricing discrepancies between related securities. This irregularity offers an opportunity to go long the cheaper security and to short the more expensive one in an attempt to profit as the prices of the two revert to their norm, or mean. Investment Fund tranches representing 3.09% of the Fund’s net asset currently have restricted liquidity. The remaining restriction period for such Investment Fund tranches is uncertain. As of June 30, 2025, 8.99% of the Fund’s net assets were invested in Investment Funds with restricted liquidity or with the next available redemption date extending beyond one year from June 30, 2025. For the period from January 1, 2025 to June 30, 2025, aggregate purchases and proceeds from sales of investments in Investment Funds were $0 and $23,333,809 respectively. The cost of investments for federal income tax purposes is adjusted for items of taxable income or loss allocated to the Fund from the Investment Funds. The allocated taxable income or loss is reported to the Fund by the Investment Funds on Schedules K-1. Such tax adjustments for the period from January 1, 2025 to June 30, 2025 will be made once the Fund has received all Schedules K-1 from the Investment Funds. 6. Investment Receivables and Prepaid Investments As of June 30, 2025, $15,293,349 was due to the Fund from Investment Funds. The receivable amount represents the fair value of certain Investment Fund tranches, net of management fees and incentive fees/allocations, that were redeemed by the Fund at period-end management fee reserves, or holdback amounts that will be received from certain Investment Funds. Substantially all of the receivable balance was collected subsequent to the balance sheet date. Prepaid investments in Investment Funds represent amounts transferred to Investment Funds prior to period-end relating to investments to be made effective January 1, 2024, pursuant to each Investment Fund’s operating agreements. As of June 30, 2025, the Fund had no prepaid investments in Investment Funds.

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 20 7. Management Fee, Related Party Transactions and Other The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds. In consideration of the advisory and other services provided by the Investment Adviser to the Fund, the Fund pays the Investment Adviser a monthly management fee of 0.083% (1.00% on an annualized basis) of the Fund’s month end net asset value. The management fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any repurchases effective on that day. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the underlying Investment Funds and indirectly borne by Shareholders in the Fund. For the period from January 1, 2025 to June 30, 2025, the Fund incurred management fees of $1,482,889. As of June 30, 2025, the Fund has management fees payable of $2,211,239, which includes amounts payable from the prior year. The Distributor and Selling Agents may charge Shareholders a sales load of up to 3% of the Shareholder’s purchase. The Distributor or a Selling Agent may, in its discretion, waive the sales load for certain investors. In addition, purchasers of Shares in conjunction with certain “wrap” fee, asset allocation or other managed asset programs sponsored by a RIA, including an affiliate of the Adviser, or Morgan Stanley and its affiliates (including the Adviser) and the directors, partners, principals, officers and employees of any such RIA or any of the Adviser and its affiliates may not be charged a sales load. The Fund pays the Distributor, and the Distributor pays each financial institution, broker-dealer and other industry professional (collectively, “Service Agents”) that enters into a Distribution and Shareholder Servicing Agreement with the Distributor, a monthly shareholder servicing fee of up to 0.0625% (0.75% on an annualized basis) of the net asset value of the outstanding Shares attributable to the clients of the Service Agent who are invested in the Fund through the Service Agent. In exchange for this fee, the Service Agent provides distribution, marketing and/or sales support services, including making the Fund available as an investment option to the Service Agent’s clients, offering the Fund as an option on any distribution “platform” the Service Agent administers, making information about the Fund available to clients, including the Fund’s Prospectus, statement of additional information and sales literature, engaging in education or marketing activities about the Fund and its characteristics and retaining or utilizing the services of sales professionals, consultants and other personnel to assist in marketing shares of the Fund to clients. For the period from January 1, 2025 to June 30, 2025, the Fund incurred shareholder servicing fees of $1,106,378. As of June 30, 2025, the Fund has shareholder servicing fees payable of $1,649,625, which includes amounts payable from the prior year. State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.045% to 0.075%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator.

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 21 7. Management Fee, Related Party Transactions and Other (continued) State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate of 0.020%, based on (i) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and (ii) investment purchases and sales activity related to the Fund. The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund. The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. At June 30, 2025, the Fund’s proportionate share of assets attributable to the DC Plan was $16,732, which is included in the Statement of Assets and Liabilities under other assets and the deferred compensation obligation under accrued expenses and other liabilities. UMB Fund Services, Inc. serves as the Funds transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account charges, and out-of-pocket expenses incurred by the transfer agent on the Fund’s behalf. 8. Borrowings Effective October 22, 2018, the Fund entered into a committed credit agreement with Bank of America, N.A. for a revolving line of credit (the “Facility”). The maximum availability under the Facility is the lesser of $85,000,000 commitment amount (“Commitment Amount”) or 40% of the Fund’s adjusted net assets, as defined in the credit agreement, subject to specific asset-based covenants. The Fund will pay a minimum utilization fee when the borrowings are less than 60% of the Commitment Amount. The interest rate is the Daily Simple SOFR rate plus 1.50%. Under the terms of the Facility, borrowings are repayable no later than September 26, 2025, the termination date of the Facility. At June 30, 2025, there was $57,271,267 outstanding against the Facility. For the period ended June 30, 2025, the Fund incurred interest expense of $1,639,218 in connection with the Facility. Borrowings are secured by the Fund’s investments in Investment Funds. Detailed below is summary information concerning the borrowings: # of Days Outstanding Average Daily Balance Annualized Weighted Average Rate 181 $55,953,588 5.91%

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 22 9. Market Risk The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Investments in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell investments and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate pre-existing risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. 10. Contractual Obligations The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

ALTERNATIVE INVESTMENT PARTNERS Morgan Stanley

Alternative Investment Partners Absolute Return Fund
Notes to Financial Statements (Unaudited) (continued)

11. Financial Highlights

The following represents per Share data, ratios to average net assets, and other financial highlights information for Shareholders. The calculations below are not annualized for the periods less than one year.

	For the Period from January 1, 2025 to June 30, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
For a Share outstanding throughout the period:						
Net asset value, beginning of period	$ 2,567.38	$ 2,283.30	$ 2,143.29	$ 2,022.78	$ 1,912.34	$ 1,737.31
Net investment income (loss) [(a)]	(41.15)	(80.86)	(72.43)	(57.30)	(45.28)	(42.07)
Net realized and unrealized gain (loss) from investments	200.44	364.94	212.44	177.81	155.72	217.10
Net increase (decrease) resulting from operations	159.29	284.08	140.01	120.51	110.44	175.03
Net asset value, end of period	$ 2,726.67	$ 2,567.38	$ 2,283.30	$ 2,143.29	$ 2,022.78	$ 1,912.34
Total return [(b)]	6.20%	12.44%	6.53%	5.96%	5.78%	10.07%
Ratio of total expenses [(c)]	1.58%	3.39%	3.37%	2.79%	2.33%	2.41%
Ratio of net investment income (loss) [(d)]	(1.54%)	(3.32%)	(3.29%)	(2.77%)	(2.32%)	(2.40%)
Portfolio turnover	0%	9%	19%	25%	11%	23%
Senior security, end of period (000s)	$ 57,271	$ 63,771	$ 55,521	$ 66,721	$ 68,896	$ 74,996
Asset coverage per $1,000 of senior security principal amount [(e)]	$ 5,953	$ 5,549	$ 6,255	$ 5,409	$ 5,268	$ 5,300
Net assets, end of period (000s)	$ 283,661	$ 290,079	$ 291,744	$ 294,172	$ 294,068	$ 322,500

(a) Calculated based on the average shares outstanding methodology.
(b) Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.
(c) Ratio does not reflect the Fund's proportionate share of the expenses of the Investment Funds.
(d) Ratio does not reflect the Fund's proportionate share of the income and expenses of the Investment Funds.
(e) Represents asset coverage per $1,000 of indebtedness calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, then the result divided by the aggregate amount of the Fund's senior securities representing indebtedness, and multiplying the result by 1,000.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder's return and ratios may vary from these returns and ratios due to the timing of Share transactions and withholding tax allocation, as applicable.

12. Subsequent Events

Unless otherwise stated throughout the Notes to Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements through the date that the financial statements were available to be issued.

23

Alternative Investment Partners Absolute Return Fund Investment Advisory Agreement Approval (Unaudited) 24 Nature, Extent and Quality of Services The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Fund’s investment advisory agreement, including selection of Investment Funds for investment of the Fund’s assets, allocation of the Fund’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Fund, day-to-day portfolio management and general due diligence examination of Investment Funds before and after committing assets of the Fund for investment. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The investment advisory agreement is referred to as the “Advisory Agreement”.) The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Fund office facilities, equipment and personnel. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Advisory Agreement. Performance, Fees and Expenses of the Fund The Board reviewed the performance of the Fund compared to an appropriate benchmark and its peers, as determined by the Adviser. The Board also reviewed the fees and expenses of the Fund compared to its peers, as prepared by Strategic Insight. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2024, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its benchmark for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory fee for the Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Strategic Insight. In addition to the advisory fee, the Board also reviewed the Fund’s total expense ratio. When a fund’s advisory fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund’s advisory fee was lower than its peer group average and total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund’s (i) performance and advisory fee were competitive; and (ii) the total expense ratio was acceptable.

Alternative Investment Partners Absolute Return Fund Investment Advisory Agreement Approval (Unaudited) (continued) 25 Economies of Scale The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s advisory fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time. Profitability of the Adviser and Affiliates The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Advisory Agreement. Other Benefits of the Relationship The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board considered sales charges on shares of the Fund charged by a broker-dealer affiliate of the Adviser. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Advisory Agreement. Resources of the Adviser and Historical Relationship Between the Fund and the Adviser The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Alternative Investment Partners Absolute Return Fund Investment Advisory Agreement Approval (Unaudited) (continued) 26 Other Factors and Current Trends The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business. General Conclusion After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its Shareholders to approve renewal of the Advisory Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Advisory Agreement.

Alternative Investment Partners Absolute Return Fund Investment Advisory Agreement Approval (Unaudited) (continued) 27 Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited) If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent 6 months period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov. Quarterly Portfolio Schedule (Unaudited) The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov. and Morgan Stanley’s public website, www.morganstanley.com/im/shareholderreports. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

28 Alternative Investment Partners Absolute Return Fund 100 Front Street, Suite 400 West Conshohocken, PA 19428 Trustees W. Allen Reed, Chair of the Board and Trustee Frank L. Bowman Frances L. Cashman Kathleen A. Dennis Nancy C. Everett Eddie A. Grier Richard G. Gould Jakki L. Haussler Dr. Manual H. Johnson Michael F. Klein Patricia A. Maleski Officers John H. Gernon, President and Principal Executive Officer Christopher Auffenberg, Vice President Michael J. Key, Vice President Deidre A. Downes, Chief Compliance Officer Francis J.Smith, Treasurer and Principal Financial Officer Mary E. Mullin, Secretary Investment Adviser Morgan Stanley AIP GP LP 100 Front Street, Suite 400 West Conshohocken, PA 19428 Administrator, Custodian, Fund Accounting Agent and Escrow Agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 Transfer Agent UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212 Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, MA 02116 Legal Counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036 Counsel to the Independent Trustees Morgan, Lewis and Bockius LLP One State Street Hartford, CT 06103

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a)	Schedule of Investments. Refer to Item 1.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to the Registrant.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to the Registrant.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to the Registrant.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to the Registrant.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Not applicable to a semi-annual report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable to the Registrant.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)

(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(2)	Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND STS

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: President
Date: September 3, 2025

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: Principal Executive Officer
Date: September 3, 2025

By:	/s/ Francis J. Smith
Name: Francis J. Smith
Title: Principal Financial Officer
Date: September 3, 2025